FAIR VALUE OF ASSETS AND LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE OF ASSETS AND LIABILITIES	FAIR VALUE OF ASSETS AND LIABILITIES
Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic (FASB ASC 820), the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.
The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.
Fair Value Hierarchy
In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1	–	Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2	–	Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3	–	Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:
Cash and Cash Equivalents: The carrying amounts of cash and due from banks, interest-bearing deposits in banks, and federal funds sold make up cash and cash equivalents. The carrying amount of these short-term instruments approximate fair value.
Securities and Other Equity Securities: Where quoted prices are available in an active market, management classifies the securities within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds and exchange-traded equities.
If quoted market prices are not available, management estimates fair values using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include GSE obligations, and state and municipal securities. Mortgage-backed securities are included in Level 2 if observable inputs are available. In certain cases where there is limited activity or less transparency around inputs to the valuation, those securities would be classified in Level 3.
Restricted Equity Securities: The carrying amount of restricted equity securities with no readily determinable fair value approximates fair value based on the redemption provisions of the issuers which is cost.
Loans Held for Sale: The carrying amounts of loans held for sale approximates fair value.
Loans: The carrying amount of variable-rate loans that reprice frequently and have no significant change in credit risk approximates fair value. The fair values of fixed rate loans is estimated based on discounted contractual cash flows using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.
Bank Owned Life Insurance: The carrying amount of bank owned life insurance approximates fair value.
Annuities: The carrying amounts of annuities approximate their fair values.
Deposits: The fair values disclosed for transaction deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). Fair values for fixed rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.
Other Borrowings: The fair value of fixed rate other borrowings is based on discounted contractual cash flows using interest rates currently being offered for borrowings of similar maturities. The fair values of the Company’s variable rate other borrowings approximate their carrying values.
Subordinated Notes: The carrying amounts of the subordinated notes approximate fair value.
Accrued Interest: The carrying amounts of accrued interest approximate fair value.
Trading Assets and Liabilities: The Company has derivative instruments in the form of interest rate swap agreements accounted for as trading assets and liabilities and carried at fair value. The fair value of these instruments is based on information obtained from a third party financial institution. The Company reflects these instruments within Level 2 of the valuation hierarchy.
Off-Balance Sheet Credit-Related Instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.
Assets Measured at Fair Value on a Recurring Basis
The only assets and liabilities measured at fair value on a recurring basis are our securities available for sale and swaps. There were no transfers between levels during the period. Information related to the Company’s assets and liabilities measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 is as follows:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2022
U.S. Treasury securities	$9,241	$—	$9,241	$—
U.S. Government Sponsored Enterprises (GSEs)	8,039	—	8,039	—
State and municipal securities	54,646	—	54,646	—
Corporate debt securities	10,441	—	10,441	—
Asset based securities	10,005	—	10,005	—
Mortgage-backed GSE residential/multifamily and non-GSE	58,655	—	58,655	—
Other equity securities	8,937	4,854	—	4,083
Interest Rate Products - asset	4,278	—	4,278	—
Interest Rate Products - liabilities	(4,322)	—	(4,322)	—
December 31, 2021
U.S. Treasury securities	$7,822	$—	$7,822	$—
U.S. Government Sponsored Enterprises (GSEs)	9,193	—	9,193	—
State and municipal securities	56,781	—	56,781	—
Corporate debt securities	10,784	—	10,784	—
Asset based securities	10,472	—	10,472	—
Mortgage-backed GSE residential/multifamily and non-GSE	37,120	—	37,120	—
Other equity securities	9,232	4,985	—	4,247
Interest Rate Products - asset	1,784	—	1,784	—
Interest Rate Products - liabilities	(1,843)	—	(1,843)	—
Assets Measured at Fair Value on a Nonrecurring Basis
The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measure at the lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of March 31, 2022 and December 31, 2021:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
March 31, 2022:
Impaired loans	$8,329	$—	$—	$8,329
Foreclosed assets	2,930	—	—	2,930
Totals	$11,259	$—	$—	$11,259

	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021:
Impaired loans	$7,718	$—	$—	$7,718
Foreclosed assets	2,930	—	—	2,930
Totals	$10,648	$—	$—	$10,648
Impaired Loans
Loans considered impaired under ASC 310-10-35, Receivables, are loans for which, based on current information and events, it is probable that the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans can be measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price, or the fair value of the collateral less estimated selling costs if the loan is collateral dependent.
The fair value of impaired loans were primarily measured based on the value of the collateral securing these loans. Impaired loans are classified within Level 3 of the fair value hierarchy. Collateral may be real estate and/or business assets including equipment, inventory, and/or accounts receivable. The Company generally determines the value of real estate collateral based on independent appraisals performed by qualified licensed appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Appraised values are discounted for estimated costs to sell and may be discounted further based on management’s historical knowledge, changes in market conditions from the date of the most recent appraisal, and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts by management are subjective and are typically significant unobservable inputs for determining fair value. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors discussed above.
Impaired loans, which are usually measured for impairment using the fair value of collateral, had a carrying amount of $17,483 and $16,347 with a specific valuation allowance of $732 and $704 at March 31, 2022 and December 31, 2021, respectively. Of the $17,483 and $16,347 impaired loan portfolio, $9,061 and $8,422 were carried at fair value as a result of charge offs, specific valuation allowances, and the fair market adjustments at March 31, 2022 and December 31, 2021, respectively. The remaining $8,422 and $7,925 was carried at cost, as the fair value of the collateral on these loans exceeded the book value for each individual credit at March 31, 2022 and December 31, 2021, respectively. Charge offs and changes in specific valuation allowances at March 31, 2022 and December 31, 2021 on impaired loans carried at fair value resulted in additional provision for loan losses of $111 and $40, respectively.
Foreclosed Assets
Foreclosed assets, consisting of properties/assets obtained through foreclosure or in satisfaction of loans, are initially recorded at fair value less estimated costs to sell upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value less estimated costs to sell. Fair values are generally based on third party appraisals of the property/assets and are classified within Level 3 of the fair value hierarchy. The appraisals are sometimes further discounted based on management’s historical knowledge, and/or changes in market conditions from the date of the most recent appraisal, and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts are typically significant unobservable inputs for determining fair value. In cases where the carrying amount exceeds the fair value, less estimated costs to sell, a loss is recognized in noninterest expense.
Quantitative Disclosures for Level 3 Fair Value Measurements
The Company had no Level 3 assets measured at fair value on a recurring basis at March 31, 2022 or December 31, 2021.
For Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2022, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$8,329	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$2,930	Appraisal	Appraisal discounts (%)	10-15%
For Level 3 assets measured at fair value on a non-recurring basis as of December 31, 2021, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$7,718	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$2,930	Appraisal	Appraisal discounts (%)	10-15%
Fair Value of Financial Instruments
The carrying amount and estimated fair value of the Company’s financial instruments were as follows:

	March 31, 2022
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$208,824	$208,824	$—	$—
Securities available for sale	151,027	—	151,027	—
Other equity securities	8,937	4,854	—	4,083
Loans held for sale	2,509	—	2,509	—
Trading assets	4,278	—	4,278	—
Loans, net	1,294,578	—	1,277,836	8,329
Bank owned life insurance	29,343	—	29,343	—
Annuities	15,523	—	15,523	—
Accrued interest receivable	4,427	—	4,427	—
Restricted equity securities	2,825	—	—	2,825

Financial liabilities:
Deposits	$1,541,839	$—	$1,469,334	$—
Trading liabilities	4,322	—	4,322	—
FHLB advances	25,950	—	25,829	—
Other borrowings	—	—	—	—
Subordinated notes	47,154	—	47,154	—
Accrued interest payable	107	—	107	—

	December 31, 2021
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$283,956	$283,956	$—	$—
Securities available for sale	132,172	—	132,172	—
Other equity securities	9,232	4,985	—	4,247
Loans held for sale	2,400	—	2,400	—
Trading assets	1,784	—	1,784	—
Loans, net	1,235,456	—	1,237,491	7,718
Bank owned life insurance	22,201	—	22,201	—
Annuities	12,888	—	12,888	—
Accrued interest receivable	4,170	—	4,170	—
Restricted equity securities	2,600	—	—	2,600

Financial liabilities:
Deposits	$1,556,451	$—	$1,507,190	$—
Trading liabilities	1,843	—	1,843	—
FHLB advances	25,950	—	25,926	—
Other borrowings	12,498	—	12,498	—
Subordinated notes	—	—	—	—
Accrued interest payable	132	—	132	—
FAIR VALUE OF ASSETS AND LIABILITIES
Determination of Fair Value
The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic (FASB ASC 820), the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.
The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Fair Value Hierarchy
In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.
Level 1 - Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.
Level 2 - Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3 - Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:
Cash and Cash Equivalents: The carrying amounts of cash and due from banks, interest-bearing deposits in banks, and federal funds sold make up cash and cash equivalents. The carrying amount of these short-term instruments approximate fair value.
Securities and Other Equity Securities: Where quoted prices are available in an active market, management classifies the securities within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds and exchange-traded equities.
If quoted market prices are not available, management estimates fair values using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include GSE obligations, and state and municipal securities. Mortgage-backed securities are included in Level 2 if observable inputs are available. In certain cases where there is limited activity or less transparency around inputs to the valuation, those securities would be classified in Level 3.
Restricted Equity Securities: The carrying amount of restricted equity securities with no readily determinable fair value approximates fair value based on the redemption provisions of the issuers which is cost.
Loans Held for Sale: The carrying amounts of loans held for sale approximates fair value.
Loans: The carrying amount of variable-rate loans that reprice frequently and have no significant change in credit risk approximates fair value. The fair values of fixed rate loans is estimated based on discounted contractual cash flows using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.
Bank Owned Life Insurance: The carrying amount of bank owned life insurance approximates fair value.
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Annuities: The carrying amounts of annuities approximate their fair values.
Deposits: The fair values disclosed for transaction deposits are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). Fair values for fixed rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.
Other Borrowings: The fair value of fixed rate other borrowings is based on discounted contractual cash flows using interest rates currently being offered for borrowings of similar maturities. The fair values of the Company’s variable-rate other borrowings approximate their carrying values.
Subordinated Notes: The carrying amounts of the subordinated notes approximate fair value.
Accrued Interest: The carrying amounts of accrued interest approximate fair value.
Trading Assets and Liabilities: The Company has derivative instruments in the form of interest rate swap agreements accounted for as trading assets and liabilities and carried at fair value. The fair value of these instruments is based on information obtained from a third party financial institution. The Company reflects these instruments within Level 2 of the valuation hierarchy.
Off-Balance Sheet Credit-Related Instruments: Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Assets Measured at Fair Value on a Recurring Basis
The only assets and liabilities measured at fair value on a recurring basis are our securities available for sale and swaps. There were no transfers between levels during the period. Information related to the Company’s assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and December 31, 2020 is as follows:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
U.S. Treasury securities	$7,822	$—	$7,822	$—
U.S. Government Sponsored Enterprises (GSEs)	9,193	—	9,193	—
State and municipal securities	56,781	—	56,781	—
Corporate debt securities	10,784	—	10,784	—
Asset based securities	10,472	—	10,472	—
Mortgage-backed GSE residential/multifamily and non GSE	37,120	—	37,120	—
Other equity securities	9,232	4,985	—	4,247
Interest Rate Products - asset	1,784	—	1,784	—
Interest Rate Products - liabilities	(1,843)	—	(1,843)	—

December 31, 2020
U.S. Treasury securities	$—	$—	$—	$—
U.S. Government Sponsored Enterprises (GSEs)	9,366	—	9,366	—
State and municipal securities	67,941	—	67,941	—
Corporate debt securities	8,469	—	8,469	—
Asset based securities	9,111	—	9,111	—
Mortgage-backed GSE residential/multifamily and non-GSE	19,114	—	19,114	—
Other equity securities	5,017	5,017	—	—
Interest Rate Products - asset	983	—	983	—
Interest Rate Products - liabilities	(1,013)	—	(1,013)	—
Assets Measured at Fair Value on a Nonrecurring Basis
The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. generally accepted accounting principles. These include assets that are measured at the
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Assets Measured at Fair Value on a Nonrecurring Basis (Continued)
lower of cost or market that were recognized at fair value below cost at the end of the period. Assets measured at fair value on a nonrecurring basis are included in the table below as of December 31, 2021 and December 31, 2020:

	Fair Value Measurements At Reporting Date Using:
	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Impaired loans	$7,718	$—	$—	$7,718
Foreclosed assets	2,930	—	—	2,930
Totals	$10,648	$—	$—	10,648

	Fair Value	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2020
Impaired loans	$4,392	$—	$—	$4,392
Foreclosed assets	10,224	—	—	10,224
Totals	$14,616	$—	$—	14,616
Impaired Loans
Loans considered impaired under ASC 310-10-35, Receivables, are loans for which, based on current information and events, it is probable that the Company will be unable to collect all principal and interest payments due in accordance with the contractual terms of the loan agreement. Impaired loans can be measured based on the present value of expected payments using the loan’s original effective rate as the discount rate, the loan’s observable market price, or the fair value of the collateral less estimated selling costs if the loan is collateral dependent.
The fair value of impaired loans were primarily measured based on the value of the collateral securing these loans. Impaired loans are classified within Level 3 of the fair value hierarchy. Collateral may be real estate and/or business assets including equipment, inventory, and/or accounts receivable. The Company generally determines the value of real estate collateral based on independent appraisals performed by qualified licensed appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Appraised values are discounted for estimated costs to sell and may be discounted further based on management’s historical knowledge, changes in market conditions from the date of the most recent appraisal, and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts by management are subjective and are typically significant unobservable inputs for determining fair value. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors discussed above.
Impaired loans, which are usually measured for impairment using the fair value of collateral, had a carrying amount of $16,347 and $14,098 with a specific valuation allowance of $704 and $2,066 at December 31, 2021 and December 31, 2020, respectively. Of the $16,347 and $14,098 impaired loan portfolio, $8,422 and $6,458 were carried at fair value as a result of charge offs, specific valuation allowances, and the fair market adjustments at December 31, 2021 and December 31, 2020, respectively. The remaining $7,925 and $7,640 was carried at cost, as the fair value of the collateral on these loans exceeded the book value for each individual credit at December 31, 2021 and December 31, 2020, respectively. Charge offs and changes in specific valuation allowances at
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Impaired Loans (Continued)
December 31, 2021 and December 31, 2020 on impaired loans carried at fair value resulted in additional provision for loan losses of $40 and $1,828, respectively.
Foreclosed Assets
Foreclosed assets, consisting of properties/assets obtained through foreclosure or in satisfaction of loans, are initially recorded at fair value less estimated costs to sell upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value less estimated costs to sell. Fair values are generally based on third party appraisals of the property/assets and are classified within Level 3 of the fair value hierarchy. The appraisals are sometimes further discounted based on management’s historical knowledge, and/or changes in market conditions from the date of the most recent appraisal, and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts are typically significant unobservable inputs for determining fair value. In cases where the carrying amount exceeds the fair value, less estimated costs to sell, a loss is recognized in noninterest expense.
Quantitative Disclosures for Level 3 Fair Value Measurements
The table below includes a rollforward of the balance sheet amounts for the year ended December 31, 2021 and 2020 (including the change in fair value) for financial instruments classified by the Company within Level 3 of the valuation hierarchy measured at fair value on a recurring basis.

	December 31,
	2021	2020
Carrying value, beginning of period	$—	$—
Purchases	4,000	—
Net realized gains	247	—
Carrying value, end of period	$4,247	$—
For Level 3 assets measured at fair value on a recurring basis as of December 31, 2021, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Recurring:
Other equity securities	$4,247	Discounted cash flow	Discount rate (%)	N/A
For Level 3 assets measured at fair value on a recurring basis as of December 31, 2020, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Recurring:
Other equity securities	$—	Discounted cash flow	Discount rate (%)	N/A
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Quantitative Disclosures for Level 3 Fair Value Measurements (Continued)
For Level 3 assets measured at fair value on a nonrecurring basis as of December 31, 2021, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$7,718	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$2,930	Appraisal	Appraisal discounts (%)	10-15%
For Level 3 assets measured at fair value on a nonrecurring basis as of December 31, 2020, the significant unobservable inputs used in the fair value measurements are presented below.

	Carrying Amount	Valuation Technique	Significant Unobservable Input	Weighted Average of Input
Nonrecurring:
Impaired loans	$4,392	Appraisal	Appraisal discounts (%)	15-20%
Foreclosed assets	$10,224	Appraisal	Appraisal discounts (%)	10-15%
Fair Value of Financial Instruments
The carrying amount and estimated fair value of the Company’s financial instruments were as follows:

	December 31, 2021
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$283,956	$283,956	$—	$—
Securities available for sale	132,172	—	132,172	—
Other equity securities	9,232	4,985	—	4,247
Loans held for sale	2,400	—	2,400	—
Trading assets	1,784	—	1,784	—
Loans, net	1,235,456	—	1,237,491	7,718
Bank owned life insurance	22,201	—	22,201	—
Annuities	12,888	—	12,888	—
Accrued interest receivable	4,170	—	4,170	—
Restricted equity securities	2,600	—	—	2,600

Financial liabilities:
Deposits	$1,556,451	$—	$1,507,190	$—
Trading liabilities	1,843	—	1,843	—
FHLB advances	25,950	—	25,926	—
Other borrowings	12,498	—	12,498	—
Subordinated notes	—	—	—	—
Accrued interest payable	132	—	132	—
NOTE 17.    FAIR VALUE OF ASSETS AND LIABILITIES (Continued)
Fair Value of Financial Instruments (Continued)

	December 31, 2020
		Estimated Fair Value
	Carrying Amount	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$84,907	$84,907	$—	$—
Securities available for sale	114,001	—	114,001	—
Other equity securities	5,017	5,017	—	—
Loans held for sale	5,696	—	5,696	—
Trading assets	983	—	983	—
Loans, net	1,018,256	—	1,030,104	4,392
Bank owned life insurance	22,458	—	22,458	—
Annuities	12,903	—	12,903	—
Accrued interest receivable	4,243	—	4,243	—
Restricted equity securities	3,224	—	—	3,224

Financial liabilities:
Deposits	$1,139,661	$—	$1,140,979	$—
Trading liabilities	1,013	—	1,013	—
FHLB advances	30,900	—	30,962	—
Other borrowings	7,975	—	7,975	—
Subordinated notes	4,493	—	4,493	—
Accrued interest payable	278	—	278	—